Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 133,105	$ 2,724,296	$ 2,700,469	$ 2,647,101
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,709,508	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		857,274	854,829	786,085
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		53,600	72,867	83,611
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		22,786	27,940	35,105
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		51	287	1,555
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		5,857	2,838	2,212
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 75,220	$ 32,200	$ 29,025